Shareholder Fees {- Medical Technology and Devices Portfolio}	Apr. 29, 2022 USD ($)
02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-15 | Medical Technology and Devices Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none